RELATED PARTY INFORMATION (Tables)	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Summary of Related Party Transactions
These transactions with FCA are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	(in millions)		(in millions)
Net sales	$155	$171	$398	$533
Cost of goods sold	$59	$69	$146	$265
Selling, general and administrative expenses	$33	$34	$89	$102

	September 30, 2020	December 31, 2019
	(in millions)
Trade receivables	$2	$4
Trade payables	$80	$83
These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	(in millions)		(in millions)
Net sales	$274	$175	$702	$677
Cost of goods sold	$93	$121	$248	$377

	September 30, 2020	December 31, 2019
	(in millions)
Trade receivables	$154	$121
Trade payables	$83	$70